Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN MID CAP VALUE FUND

ARTISAN VALUE FUND

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED 3 OCTOBER 2017

TO THE FUNDS’ PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective 3 October 2017, the Prospectus is updated as follows:

1.	The following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for Artisan Mid Cap Value Fund on page 48 of the prospectus in its entirety:

Portfolio Manager	Title	Length of Service

James C. Kieffer	Managing Director and Portfolio Manager, Artisan Partners	Since November 2001

Daniel L. Kane	Portfolio Manager, Artisan Partners	Since February 2012

Thomas A. Reynolds IV	Managing Director and Portfolio Manager, Artisan Partners	Since October 2017

2.	The following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for Artisan Value Fund on page 57 of the prospectus in its entirety:

Portfolio Manager	Title	Length of Service

James C. Kieffer	Managing Director and Portfolio Manager, Artisan Partners	Since March 2006 (inception)

Daniel L. Kane	Portfolio Manager, Artisan Partners	Since February 2012

Thomas A. Reynolds IV	Managing Director and Portfolio Manager, Artisan Partners	Since October 2017

3.	The following information replaces the information regarding the Funds under the heading “Organization, Management & Management Fees—Portfolio Managers” on page 78 of the prospectus in its entirety:

Fund	Manager or Co-Managers	Role
Artisan Mid Cap Value Fund Artisan Value Fund	James C. Kieffer, CFA Daniel L. Kane, CFA Thomas A. Reynolds IV	Portfolio Manager Portfolio Manager Portfolio Manager

4.	The following is inserted as the seventh paragraph under the heading “Organization, Management & Management Fees—Portfolio Managers” on page 79 of the prospectus:

Thomas A. Reynolds IV—Mr. Reynolds is a Managing Director of Artisan Partners. He joined Artisan Partners in October 2017 as a portfolio manager on the Value team. Prior to joining Artisan Partners, Mr. Reynolds was a portfolio manager for Perkins Investment Management at Janus Henderson, where he co-managed the Perkins Small Cap Value strategy from April 2013 through September 2017, and the Perkins All Cap Value strategy from March 2017 through September 2017. Mr. Reynolds joined Perkins in 2009 as a research analyst covering the U.S. financials sector and was later promoted to portfolio manager. Mr. Reynolds holds a B.A in anthropology from Dartmouth College and an M.B.A from the University of Chicago Booth School of Business.

5.	All references to George O. Sertl, Jr. and any related information in the Prospectus are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE